Borrowed Funds (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fixed rate advances from the FHLB	$ 30,100	$ 28,000
Putable advances from the FHLB	$ 0	$ 5,000